Leases and Other Commitments - Supplemental Balance Sheet (Details) - USD ($) $ in Millions	Dec. 27, 2024	Jun. 28, 2024	Jun. 30, 2023
Leases and Other Commitments [Line Items]
Operating lease right-of-use assets (included in other non-current assets)	$ 191	$ 179
Current portion of long-term operating lease liabilities (included in accrued expenses)	17	11
Long-term operating lease liabilities (included in other liabilities)	179	171
Total operating lease liabilities	$ 196	$ 182
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets	Other non-current assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities, Current	Accrued Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
The Flash Business of Western Digital Corporation [Member]
Leases and Other Commitments [Line Items]
Operating lease right-of-use assets (included in other non-current assets)		$ 179	$ 93
Current portion of long-term operating lease liabilities (included in accrued expenses)		11	13
Long-term operating lease liabilities (included in other liabilities)		172	87
Total operating lease liabilities		$ 183	$ 100
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Other non-current assets	Other non-current assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accrued Liabilities, Current	Accrued Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other Liabilities, Noncurrent	Other Liabilities, Noncurrent